Balance Sheets (USD $)	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 841,797	$ 304,656	$ 1,085,628
Accounts receivable, net of allowance for doubtful accounts of $18,650 and $0 at June 30, 2011 and December 31, 2010, respectively	807,967	828,632	187,434
Other receivables	69,526	59,526
Inventory	371,970	294,069	149,986
Deferred offering costs	547,376	175,000
Debt issue costs	49,807
Prepaid expenses and other current assets	57,916	83,136	103,571
Total current assets	2,746,359	1,745,019	1,526,619
Property and equipment, net	144,914	147,911	19,383
Other assets:
Deposits	2,280	3,280	2,280
Patents, net of accumulated amortization of $120,890 and $112,240 at June 30, 2011 and December 31, 2010, respectively	79,309	74,363	72,464
Total other assets	81,589	77,643	74,744
Total assets	2,972,862	1,970,573	1,620,746
Current liabilities:
Accounts payable, including related party payables of $434,437 and $151,440 at June 30, 2011 and December 31, 2010, respectively	877,239	620,196	385,955
Accrued compensation and related benefits	1,405,606	1,426,022	1,314,356
Accrued expenses, other	268,374	241,861	223,597
Current portion of deferred revenue	590,541	647,804	292,457
Current portion of convertible notes payable		50,000	150,000
Current portion of notes payable, related party	624	1,620,624	1,425,624
Current portion of convertible notes payable, related party net of unamortized discount of $1,049,432 and $0 at June 30, 2011 and December 31, 2010, respectively	1,450,568
Total current liabilities	4,592,952	4,606,507	3,791,989
Long-term liabilities:
Long-term portion of notes payable, related party			300,000
Warrant liability	4,616,255	3,958,318	4,577,119
Deferred revenue, less current portion	86,840	127,840	207,696
Total long-term liabilities	4,703,095	4,086,158	5,084,815
Stockholders' deficit:
Preferred stock; $0.01 par value; 10,000,000 shares authorized; 0 shares issued and outstanding
Common stock; $0.01 par value; 200,000,000 shares authorized; 36,352,277 and 33,563,428 shares issued and 36,095,064 and 33,306,215 shares outstanding at June 30, 2011 and December 31, 2010, respectively	363,523	335,635	293,530
Capital in excess of par value	32,713,926	29,852,347	27,926,893
Accumulated deficit	(38,128,522)	(35,637,962)	(34,204,369)
Total		(5,449,980)	5,983,946
Treasury stock at cost, 257,213 shares	(1,272,112)	(1,272,112)	(1,272,112)
Total stockholders' deficit	(6,323,185)	(6,722,092)	(7,256,058)
Total liabilities and stockholder' deficit	$ 2,972,862	$ 1,970,573	$ 1,620,746